Summary of Significant Accounting Policies (Details) - Schedue of the ordinary shares reflected in the balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedue of the ordinary shares reflected in the balance sheets [Abstract]
Gross proceeds	$ 75,000,000	$ 75,000,000
Less:
Proceeds allocated to Public Warrants	(1,800,000)	(1,800,000)
Ordinary shares issuance costs	(4,130,714)	(4,130,714)
Value of Anchor Shares	(1,698,300)
Plus:
Remeasurement of carrying value to redemption value	8,380,218	6,681,918
Ordinary shares subject to possible redemption, 12/31/20	75,751,204	75,758,781	$ 75,751,204
Remeasurement of carrying value to redemption value	7,577	$ 7,577
Ordinary shares subject to possible redemption, 12/31/21	75,758,781
Remeasurement of carrying value to redemption value	(8,781)
Ordinary shares subject to possible redemption, 3/31/22	$ 75,750,000